Supplement to the
Fidelity® Latin America Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

Adam Kutas no longer serves as lead portfolio manager of the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information in the “Fund Summary" section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

The following information replaces similar information in the “Fund Services" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

The following information replaces similar information in the “Funds Services” section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information in the “Fund Services” section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

FALAA-16-01 1.928673.107	January 28, 2016

Supplement to the
Fidelity® Emerging Asia Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Latin America Fund and Fidelity® Total Emerging Markets Fund
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Adam Kutas no longer serves as lead portfolio manager of Fidelity Latin America Fund. Will Pruett serves as portfolio manager of Fidelity Latin America Fund.

The following information replaces similar information found in the "Management Contracts" section.

Sub-Adviser - FMRC. On behalf of Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, and Fidelity Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity Total Emerging Markets Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of Fidelity Emerging Asia Fund and Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Asia Fund. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Total Emerging Markets Fund.

EMEB-16-02 1.881199.113	January 28, 2016

Supplement to the
Fidelity® Latin America Fund
Class I
December 30, 2015
Prospectus

Adam Kutas no longer serves as lead portfolio manager of the fund.

The following information replaces similar information in the “Fund Summary” section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information in the “Fund Summary” section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

The following information replaces similar information in the “Fund Services” section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

The following information replaces similar information in the “Fund Services” section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information in the “Fund Services” section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of the fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

FALAI-16-01 1.928677.109	January 28, 2016

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Adam Kutas no longer serves as lead portfolio manager of Fidelity® Latin America Fund. Will Pruett serves as portfolio manager of Fidelity® Latin America Fund.

The following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - FMRC".

Sub-Adviser - FMRC. On behalf of Fidelity® Canada Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, and Fidelity® Total International Equity Fund, and Fidelity® Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity® Total Emerging Markets Fund and Fidelity® Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Small Cap Fund, and Fidelity® Japan Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIA, FIA (U.K.), and FIJ".

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, and Fidelity® International Discovery Fund and certain types of investments for Fidelity® Worldwide Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and certain types of investments for Fidelity® Total Emerging Markets Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® International Small Cap Fund and Fidelity® Japan Fund.

ACOM10AB-16-01 1.893757.120	January 28, 2016

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2015
Prospectus

Adam Kutas no longer serves as lead portfolio manager of Fidelity® Latin America Fund. Will Pruett serves as portfolio manager of Fidelity® Latin America Fund.

The following information replaces similar information for Fidelity® Latin America Fund found in the "Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Latin America Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Will Pruett (portfolio manager) has managed the fund since October 2015.

The following information replaces similar information found in the "Fund Management" section under heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund, Fidelity® Emerging Markets Fund, and Fidelity® Latin America Fund. FMRC may provide investment advisory services for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

The following information replaces similar information found in the "Fund Management" section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of March 31, 2015, FMR U.K. had approximately $20.5 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity® Europe Fund and Fidelity® Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Pacific Basin Fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Adam Kutas and Will Pruett found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Will Pruett is portfolio manager of Fidelity® Latin America Fund, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and a portfolio manager.

TIF-16-02 1.483702.191	January 28, 2016